Condensed financial statements of the parent company only - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 93,032	$ 115,651
Demand deposits with banks - Interest bearing	258,239	437,644
Cash equivalents - Interest bearing	1,749,516	1,626,538
Cash and cash equivalents	2,100,787	2,179,833
Securities purchased under agreements to resell	59,871	96,107
Short-term investments	884,478	1,198,918
Investment in securities
Equity securities at fair value	236	222
Available-for-sale investments	1,988,865	3,473,730
Held-to-maturity (fair value: $1,238,333 (2021: $1,030,969))	3,738,080	2,763,344
Total investment in securities	5,727,181	6,237,296
Loans to third parties, net of allowance for credit losses	5,096,430	5,240,670
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	203,520	144,279
Total assets	14,306,062	15,335,200
Deposits
Non-interest bearing	3,039,701	2,820,609
Interest bearing	9,951,375	11,049,614
Total deposits	12,991,076	13,870,223
Employee benefit plans	92,018	126,230
Other liabilities, including accrued interest and payables to subsidiaries	185,864	189,378
Total other liabilities	277,882	315,608
Long-term debt	172,289	171,876
Total liabilities	13,441,247	14,357,707
Shareholders' equity
Total shareholders’ equity	864,815	977,493	$ 981,948
Total liabilities and shareholders’ equity	14,306,062	15,335,200
Available-for-sale, amortized cost	2,209,078	3,495,564
Held-to-maturity, fair value	3,197,508	2,786,112
Bank of N.T. Butterfield & Son Ltd
Assets
Cash and demand deposits with banks - Non-interest bearing	38,835	41,993
Demand deposits with banks - Interest bearing	142,213	135,038
Cash equivalents - Interest bearing	723,323	591,294
Cash and cash equivalents	904,371	768,325
Securities purchased under agreements to resell	59,871	96,107
Short-term investments	80,315	242,691
Investment in securities
Equity securities at fair value	236	222
Available-for-sale investments	853,749	1,417,117
Held-to-maturity (fair value: $1,238,333 (2021: $1,030,969))	1,421,556	1,011,584
Total investment in securities	2,275,541	2,428,923
Loans to third parties, net of allowance for credit losses	1,839,622	1,966,895
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	242,796	188,263
Total assets	5,942,432	6,378,660
Deposits
Non-interest bearing	1,811,455	1,686,985
Interest bearing	2,936,307	3,360,185
Total deposits	4,747,762	5,047,170
Employee benefit plans	91,983	125,968
Other liabilities, including accrued interest and payables to subsidiaries	65,583	56,153
Total other liabilities	157,566	182,121
Long-term debt	172,289	171,876
Total liabilities	5,077,617	5,401,167
Shareholders' equity
Total shareholders’ equity	864,815	977,493
Total liabilities and shareholders’ equity	5,942,432	6,378,660
Available-for-sale, amortized cost	944,746	1,419,712
Held-to-maturity, fair value	1,238,333	1,030,969
Bank of N.T. Butterfield & Son Ltd | Banks
Investment in securities
Net assets of subsidiaries	480,297	594,930
Loans to subsidiaries	0	13,534
Bank of N.T. Butterfield & Son Ltd | Customers
Investment in securities
Net assets of subsidiaries	1,563	17,091
Loans to subsidiaries	$ 58,056	$ 61,901